Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued compensation	$ 1,671	$ 2,037
Accrued social charges	3,193	3,441
Other	149	0
Total accrued expenses	$ 5,013	$ 5,478